Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 99.6% †

Alabama – 0.1%
Alabama Highway Finance Corp. Rev., Series 2020 A,
5.00%	08/01/37	$1,000,000	$1,314,200

Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,115,000	2,282,804	(a)

Arizona – 1.9%
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,356,850
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,492,657	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	7,500,000	7,559,850
University of Arizona
5.00%	06/01/46	5,000,000	5,888,300
			25,297,657

Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,580,000	4,302,585
			4,302,585

California – 11.3%
California Educational Facilities Authority
5.00%	05/01/49	1,380,000	2,224,408
6.13%	10/01/36	1,500,000	1,587,090	(a)
California Health Facilities Financing Authority
5.00%	11/15/39 - 11/15/49	6,315,000	7,354,884
California Infrastructure & Economic Development Bank
5.00%	11/01/29	1,000,000	1,321,340
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	5,305,000	5,457,232	(c)
5.00%	12/01/21	1,280,000	1,352,474
5.00%	12/01/29	8,120,000	9,731,576	(a)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,568,760
5.13%	10/01/31	2,000,000	2,093,540
5.25%	09/01/29	10,160,000	11,553,038
California State University
4.00%	11/01/45	5,900,000	6,565,579
City of Los Angeles Wastewater System Revenue
5.00%	06/01/43	10,000,000	12,490,300
City of Richmond CA Wastewater Revenue
5.25%	08/01/47	1,280,000	1,588,224
City of San Francisco CA Public Utilities Commission Water Revenue Rev., Series 2020 C,
4.00%	11/01/50	1,000,000	1,177,650
Fresno Unified School District
4.00%	08/01/47	5,000,000	5,716,400	(a)
Los Angeles Department of Water & Power Power System Revenue
5.00%	07/01/48	5,500,000	6,841,560
Metropolitan Water District of Southern California
5.00%	07/01/38	5,000,000	6,670,900
Mount San Antonio Community College District
4.00%	08/01/49	3,000,000	3,513,630
Sacramento Municipal Utility District Rev., Series 2020 H,
5.00%	08/15/50	2,785,000	3,590,756
San Diego Public Facilities Financing Authority
4.00%	08/01/39	2,620,000	3,201,326
San Diego Unified School District GO,
3.00%	07/01/50	1,500,000	1,607,790
San Francisco Bay Area Rapid Transit District GO,
3.00%	08/01/37	2,750,000	3,055,580
San Francisco City & County Airport Commission-San Francisco International Airport
5.00%	05/01/49	10,000,000	12,047,900
South Placer Wastewater Authority Rev.,
5.00%	11/01/34	1,500,000	2,142,120
State of California
4.00%	04/01/49	700,000	811,356

		Principal Amount	Fair Value
5.00%	02/01/31 - 08/01/46	$21,720,000	$24,484,281
5.25%	04/01/35	2,750,000	2,943,077
University of California
5.00%	05/15/38 - 05/15/48	9,000,000	10,611,840
			153,304,611

Colorado – 2.4%
City of Colorado Springs Co. Utilities System Revenue
4.00%	11/15/45	1,000,000	1,205,450
Colorado Health Facilities Authority
4.00%	08/01/49	5,100,000	5,577,411
5.00%	06/01/47	1,750,000	2,260,177	(a)
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,855,166	(a)
Regional Transportation District
4.25%	11/01/36	3,405,000	4,378,694
5.00%	11/01/27 - 11/01/29	13,760,000	16,987,920
			32,264,818

Connecticut – 4.2%
Connecticut State Health & Educational Facilities Authority
1.10%	07/01/48	1,000,000	1,018,220
5.00%	07/01/46	6,500,000	7,350,330
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,492,906	(a)
State of Connecticut
4.00%	08/01/33	1,000,000	1,105,670
5.00%	01/01/22 - 05/01/37	15,600,000	17,330,698
State of Connecticut Special Tax Revenue
5.00%	10/01/27 - 10/01/36	23,325,000	26,705,622
Town of Fairfield
5.00%	08/01/21	1,000,000	1,040,410
			57,043,856

Delaware – 1.1%
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,300,000	(a)
Delaware Transportation Authority
4.00%	07/01/38	750,000	907,890
5.00%	06/01/45	6,680,000	7,708,586
			14,916,476

District of Columbia – 3.2%
District of Columbia
4.00%	03/01/37 - 10/15/44	10,485,000	12,353,565
5.00%	05/01/32 - 06/01/38	3,750,000	4,464,818
5.00%	04/01/42	6,250,000	8,066,766	(a)
District of Columbia Water & Sewer Authority
5.00%	10/01/27	1,000,000	1,306,390
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%	10/01/44	5,000,000	6,043,800
Washington Metropolitan Area Transit Authority
4.00%	07/15/40	1,500,000	1,770,645
5.00%	07/01/34 - 07/01/43	8,375,000	10,141,795
			44,147,779

Florida – 2.1%
City of Fort Myers FL Utility System Revenue
4.00%	10/01/49	3,000,000	3,448,680
City of Tampa FL Water & Wastewater System Revenue
4.00%	10/01/44	1,000,000	1,213,170
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	8,972,678	(a)
County of Miami-Dade FL Water & Sewer System Revenue
4.00%	10/01/49	2,475,000	2,869,812
5.00%	10/01/43	5,000,000	6,216,000
Escambia County Health Facilities Authority
5.00%	08/15/31	300,000	374,001
Martin County Health Facilities Authority
4.00%	01/01/46	5,000,000	5,684,950
			28,779,291

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value

Georgia – 5.6%
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	$18,500,000	$19,665,100
City of Atlanta Water & Wastewater Revenue
5.00%	11/01/41	5,000,000	6,189,450
5.25%	11/01/30	5,690,000	6,513,115
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	13,326,410	(b)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	10,907,866
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,263,895
State of Georgia
4.00%	08/01/35 - 07/01/36	11,000,000	13,169,520
			76,035,356

Hawaii – 0.5%
City & County Honolulu HI Wastewater System Revenue
5.00%	07/01/39	950,000	1,224,883
State of Hawaii
5.00%	01/01/36	4,850,000	6,200,191
			7,425,074

Illinois – 4.2%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46 - 01/01/48	7,000,000	8,217,840
5.25%	01/01/42	8,000,000	9,331,120
5.63%	01/01/35	965,000	975,876
5.63%	01/01/35	4,035,000	4,089,594	(a)
5.75%	01/01/39	9,655,000	9,788,529	(a)
5.75%	01/01/39	1,845,000	1,865,424
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	855,288	(b,c)
5.65%	06/15/22	3,520,000	3,713,248	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	204,200	(b,c)
5.00%	10/01/21	3,805,000	3,977,443	(b)
State of Illinois
4.00%	09/01/27	170,000	170,088
5.00%	11/01/26 - 03/01/31	13,000,000	13,655,095
5.13%	05/01/22	500,000	521,870
			57,365,615

Indiana – 0.6%
Indianapolis Local Public Improvement Bond Bank
4.00%	02/01/44	6,500,000	7,683,065

Kentucky – 1.8%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,707,122
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	10,000,000	10,496,900
			24,204,022

Maine – 0.2%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	525,000	526,990
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,059,780
State of Maine
5.00%	06/01/30	1,000,000	1,373,000
			2,959,770

Maryland – 3.0%
City of Baltimore
5.00%	07/01/38 - 07/01/46	23,375,000	27,012,123
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	9,195,746	(a)

		Principal Amount	Fair Value
Maryland Health & Higher Educational Facilities Authority
5.00%	08/15/41	$1,250,000	$1,302,200	(a)
Maryland State Transportation Authority
4.00%	07/01/50	2,500,000	2,914,825
			40,424,894

Massachusetts – 4.1%
Commonwealth of Massachusetts
4.00%	05/01/44	3,045,000	3,498,888
5.00%	03/01/46	7,000,000	7,972,790
5.25%	09/01/43 - 01/01/44	17,825,000	22,761,715
Massachusetts Bay Transportation Authority
5.25%	07/01/30	5,000,000	6,682,650
Massachusetts Development Finance Agency
4.00%	06/01/49	1,000,000	1,073,220
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,450,550	(a)
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,652,739
5.00%	08/01/41	3,000,000	3,120,990	(a)
			55,213,542

Michigan – 1.4%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,627,260	(a)
Michigan Finance Authority
5.00%	12/01/47	4,000,000	4,407,000	(a)
5.00%	11/15/48	3,500,000	4,267,270
State of Michigan, GO,
5.00%	03/15/27 - 05/15/35	4,915,000	6,255,821
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,186,210
			19,743,561

Minnesota – 1.0%
City of Rochester
4.00%	11/15/48	5,330,000	5,959,739
City of St. Cloud
5.00%	05/01/48	2,000,000	2,409,140
University of Minnesota
5.00%	09/01/39	4,350,000	5,320,616
			13,689,495

Mississippi – 0.0% *
Mississippi Development Bank
4.00%	02/01/45	500,000	582,245

Missouri – 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,779,360	(a)
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/48	2,200,000	2,432,364
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,904,521
Metropolitan St Louis Sewer District Prerefunded @ 100% of Par
5.00%	05/01/45	480,000	581,088	(a)
5.00%	05/01/45 - 05/01/46	2,520,000	2,981,344
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	527,048
			17,205,725

New Jersey – 6.3%
New Jersey Economic Development Authority
5.00%	11/01/29 - 06/15/43	12,750,000	14,227,480
5.25%	06/15/40	220,000	271,280	(a)
5.25%	06/15/40	3,780,000	4,152,254
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	17,043,443
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,598,279	(b)
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	15,400,000	17,722,346
5.00%	01/01/38	4,000,000	4,336,920	(a)

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
New Jersey Transportation Trust Fund Authority
5.00%	12/15/34 - 06/15/45	$7,250,000	$8,186,503
5.25%	06/15/36	7,350,000	7,502,512
New Jersey Turnpike Authority
4.00%	01/01/48	5,000,000	5,567,850
			85,608,867

New Mexico – 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,756,790

New York – 11.9%
City of New York
4.00%	03/01/36	2,500,000	2,917,375
5.00%	08/01/26 - 04/01/43	7,500,000	8,994,045
Hudson Yards Infrastructure Corp.
4.00%	02/15/44	5,830,000	6,336,977
5.00%	02/15/39 - 02/15/45	11,000,000	12,778,000
Long Island Power Authority Rev., Series 2020 A,
5.00%	09/01/37	500,000	653,845
Metropolitan Transportation Authority
5.00%	09/01/22 - 11/15/37	10,960,000	11,535,621
5.25%	11/15/55	1,000,000	1,076,090
Metropolitan Transportation Authority (AGMC Insured)
4.00%	11/15/49	5,000,000	5,365,100	(b)
New York City Transitional Finance Authority Building Aid Revenue
5.00%	07/15/36	6,000,000	7,441,560
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%	11/01/35 - 11/01/42	5,700,000	6,492,899
5.00%	11/01/21 - 02/01/43	32,500,000	35,798,825
New York City Trust for Cultural Resources Rev.,
4.00%	12/01/35	500,000	575,310
New York City Water & Sewer System
3.00%	06/15/50	5,000,000	5,180,400
4.00%	06/15/43	3,000,000	3,529,050
5.00%	06/15/49	6,460,000	7,897,220
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,213,350
New York State Dormitory Authority
4.00%	08/01/38 - 07/01/41	6,655,000	7,559,609
5.00%	03/15/45 - 07/01/46	16,500,000	19,789,105
New York State Urban Development Corp.
4.00%	03/15/42	1,200,000	1,385,652
Port Authority of New York & New Jersey
5.00%	11/15/47 - 09/01/48	6,500,000	7,742,995
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,230,523	(a)
6.13%	11/01/37	280,000	281,338
			160,774,889

North Carolina – 0.8%
City of Charlotte NC Storm Water Revenue Rev.,
4.00%	12/01/34	225,000	282,033	(d)
City of Charlotte NC Water & Sewer System Revenue Rev.,
5.00%	07/01/34	750,000	1,011,435
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,252,060
Raleigh Durham Airport Authority
5.00%	05/01/28 - 05/01/29	2,000,000	2,538,330
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,252,547
			10,336,405

Ohio – 5.1%
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,455,035	(a)
County of Franklin
5.00%	12/01/47	1,125,000	1,343,543
Northeast Ohio Regional Sewer District
3.00%	11/15/34	1,385,000	1,570,770
4.00%	11/15/43	7,550,000	8,689,974
5.00%	11/15/38	12,000,000	13,494,000	(a)

		Principal Amount	Fair Value
Ohio State Turnpike Commission
5.25%	02/15/39	$18,250,000	$19,836,655
University of Cincinnati
5.00%	06/01/45	3,500,000	4,165,980
			69,555,957

Oklahoma – 0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,746,640
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,540,075
			9,286,715

Oregon – 0.4%
City of Bend OR Sewer Revenue Rev.,
5.00%	05/01/42	3,140,000	4,078,201	(d)
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,117,370
			5,195,571

Pennsylvania – 5.9%
Allegheny County Hospital Development Authority
4.00%	07/15/39	1,500,000	1,701,120
City of Philadelphia
5.00%	02/01/24 - 08/01/36	8,605,000	10,318,237
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	23,000,000	26,383,290
Commonwealth of Pennsylvania GO,
3.00%	05/01/37	2,100,000	2,278,143
Delaware River Joint Toll Bridge Commission
5.00%	07/01/26	1,000,000	1,256,760
Delaware River Port Authority
5.00%	01/01/29 - 01/01/40	8,600,000	10,015,915
General Authority of Southcentral Pennsylvania
4.00%	06/01/49	3,015,000	3,399,744
Montgomery County Higher Education & Health Authority
4.00%	09/01/49	3,000,000	3,223,890
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,541,850
Pennsylvania Turnpike Commission
5.00%	12/01/28	155,000	203,994	(d)
6.00%	12/01/34	12,000,000	12,115,481	(a)
Philadelphia Authority for Industrial Development
4.00%	11/01/39	1,500,000	1,691,250
Pittsburgh Water & Sewer Authority (AGMC Insured)
5.00%	09/01/32	1,050,000	1,448,895	(b)
			79,578,569

Rhode Island – 0.7%
Rhode Island Health & Educational Building Corp.
4.00%	09/15/34	1,030,000	1,166,135
5.00%	09/01/43	5,000,000	5,586,100
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,695,594
			9,447,829

South Carolina – 2.2%
City of Columbia SC Waterworks & Sewer System Revenue Rev., Series 2019 A,
5.00%	02/01/49	5,000,000	6,269,900
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,437,996
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	5,673,635	(b)
Richland County School District No 2 GO, Series 2020 A,
4.00%	03/01/30	1,000,000	1,237,020	(d)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	14,094,900
			29,713,451

Tennessee – 0.9%
City of Memphis
4.00%	06/01/46	5,000,000	5,651,150

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
City of Memphis TN Electric System Revenue Rev., Series 2020 A,
3.00%	12/01/38	$2,000,000	$2,200,520
City of Memphis TN Sanitary Sewerage System Revenue Rev., Series 2020 B,
5.00%	10/01/30	650,000	897,436	(d)
County of Shelby GO,
4.00%	04/01/36	1,000,000	1,225,850	(d)
The Metropolitan Nashville Airport Authority
5.00%	07/01/30	1,310,000	1,671,350
			11,646,306

Texas – 7.7%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,473,550
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	14,761,179
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,360,607
City of Houston TX Combined Utility System Revenue
4.00%	11/15/49	1,000,000	1,188,350
City of Houston Utility System Revenue
5.00%	05/15/28	5,000,000	5,809,400
5.00%	11/15/33	5,470,000	5,501,726	(a)
5.25%	11/15/30 - 11/15/31	12,000,000	12,073,920	(a)
County of Harris GO, Series 2020 A,
5.00%	10/01/30	1,000,000	1,339,240	(d)
Dallas Area Rapid Transit
4.00%	12/01/34	1,220,000	1,489,901
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,649,350
Lower Colorado River Authority
5.00%	05/15/44	2,000,000	2,386,340
North Texas Tollway Authority
5.00%	01/01/26 - 01/01/48	8,000,000	9,668,135
5.00%	09/01/31	3,500,000	3,654,980	(a)
6.00%	01/01/38	5,000,000	5,072,650	(a)
Tarrant County College District
4.00%	08/15/33	1,000,000	1,240,540
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	12,033,657
The University of Texas System
5.00%	08/15/26	10,000,000	12,623,900
Trinity River Regional Water & Utility Authority
3.00%	08/01/32	2,000,000	2,284,560
			104,611,985

Utah – 1.3%
City of Ogden City UT Sewer & Water Revenue
3.00%	06/15/45	1,750,000	1,883,945
Salt Lake City Utah Public Utilities Revenue
4.00%	02/01/45	725,000	850,708
The University of Utah
4.00%	08/01/39	1,875,000	2,249,418
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,015,800
Utah Transit Authority
5.00%	06/15/42	7,500,000	8,115,675	(a)
			17,115,546

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of September 30, 2020 (as a percentage of net assets).

		Principal Amount	Fair Value
Vermont – 0.1%
University of Vermont & State Agricultural College
5.00%	10/01/37	$1,195,000	$1,711,479

Virginia – 2.2%
City of Alexandria
3.00%	07/15/50	2,750,000	2,973,438
City Of Chesterfield Economic Development Financing Authority
3.00%	04/01/35	1,500,000	1,675,395
County of Fairfax
4.00%	10/01/35	6,645,000	7,960,710
University of Virginia
5.00%	04/01/47	6,000,000	7,286,940
Virginia College Building Authority
4.00%	02/01/40	1,500,000	1,795,560
Virginia Resources Authority
4.00%	11/01/41	5,585,000	6,375,277
5.00%	11/01/46	1,720,000	2,100,051
			30,167,371

Washington – 2.3%
City of Seattle WA Municipal Light & Power Revenue
4.00%	07/01/40	1,300,000	1,560,715
5.00%	04/01/41	2,625,000	3,339,630
King & Snohomish Counties School District No. 417 Northshore
4.00%	12/01/38	5,000,000	5,976,100
King County School District No. 210 Federal Way
3.00%	12/01/37	1,675,000	1,860,908
State of Washington
5.00%	08/01/34 - 08/01/43	11,485,000	14,780,086
University of Washington
4.00%	04/01/34	800,000	970,056
5.00%	04/01/50	2,000,000	2,553,440
			31,040,935

Wisconsin – 0.5%
State of Wisconsin Environmental Improvement Fund Revenue
5.00%	06/01/37	5,000,000	6,503,850

Total Municipal Bonds and Notes (Cost $1,287,729,423)			1,350,238,956
Short-Term Investments – 0.1%
State Street Institutional Treasury Plus Fund - Premier Class 0.02% (Cost $1,376,946)		1,376,946	1,376,946	(e,f)

Total Investments (Cost $1,289,106,369)			1,351,615,902

Other Assets and Liabilities, net – 0.3%			3,858,979

NET ASSETS – 100.0%			$1,355,474,881

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,350,238,956	$—	$1,350,238,956
	Short-Term Investments	1,376,946	—	—	1,376,946

	Total Investments in Securities	$1,376,946	$1,350,238,956	$—	$1,351,615,902

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	—	200,082,571	198,705,625	—	—	1,376,946	$1,376,946	41,276
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,584,856	17,584,856	11,195,102	28,779,958	—	—	—	—	7,589

TOTAL		$17,584,856	$211,277,673	$227,485,583	$—	$—		$1,376,946	$48,865

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund

Notes to Schedule of Investments	Septermber 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.